Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Israel statutory tax rate (percent)	23.00%
Increase (decrease) in valuation allowance for deferred tax asset	$ 2,700	$ 200	$ 3,000
Unrecognized tax benefits	20,954	20,817	$ 16,512	$ 11,252
Unrecognized tax benefits, income tax penalties and interest expense	$ 5,100	2,900
Israel
Income Tax Contingency [Line Items]
Israel statutory tax rate (percent)	23.00%
Domestic Tax Jurisdiction
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 100,500	83,400
Foreign:
Income Tax Contingency [Line Items]
Operating loss carryforwards	0	11,800
State and Local Jurisdiction | United States
Income Tax Contingency [Line Items]
Operating loss carryforwards	25,900	28,300
State and Local Jurisdiction | United States | Tax Year 2042
Income Tax Contingency [Line Items]
Operating loss carryforwards	25,200	26,800
State and Local Jurisdiction | United States | Do not expire
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 700	$ 1,500